Provisions - Schedule of Changes in Provisions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provisions [line items]
Balance at the beginning of the year	R$ 3,140,853	R$ 3,242,994
Additional provisions, other provisions	(589,123)	(718,757)
Modifications		250,134
Payments	(423,133)	638,327
Interest incurred	76,989	257,419
Benefit paid by the plan		(141)
Effect of change in financial assumptions		(23)
Effect of plan experience	2,811	2,198
Increase (decrease) through net exchange differences, other provisions	(798,015)	(191,890)
Balance at the ending of the year	4,179,036	3,140,853
Current	670,722	736,430
Non-current	R$ 3,508,314	R$ 2,404,423
Nominal discount rate	10.80%	10.70%
Return of aircraft and engines (a)
Disclosure of provisions [line items]
Balance at the beginning of the year	R$ 2,573,170	R$ 2,675,266
Additional provisions, other provisions	(503,080)	(501,864)
Modifications		250,134
Payments	(77,086)	401,014
Interest incurred	151,153	239,078
Benefit paid by the plan		0
Effect of change in financial assumptions		0
Effect of plan experience	0	0
Increase (decrease) through net exchange differences, other provisions	(798,015)	(191,890)
Balance at the ending of the year	3,948,332	2,573,170
Current	560,587	497,525
Non-current	3,387,745	2,075,645
Tax, civil and other risks
Disclosure of provisions [line items]
Balance at the beginning of the year	557,773	560,727
Additional provisions, other provisions	(85,889)	(216,778)
Modifications		0
Payments	(346,047)	237,313
Interest incurred	(75,136)	17,581
Benefit paid by the plan		0
Effect of change in financial assumptions		0
Effect of plan experience	0	0
Increase (decrease) through net exchange differences, other provisions	0	0
Balance at the ending of the year	222,479	557,773
Current	110,135	238,905
Non-current	112,344	318,868
Post -employment benefit
Disclosure of provisions [line items]
Balance at the beginning of the year	9,910	7,001
Additional provisions, other provisions	(154)	(115)
Modifications		0
Payments	0	0
Interest incurred	972	760
Benefit paid by the plan		(141)
Effect of change in financial assumptions		(23)
Effect of plan experience	(2,811)	2,198
Increase (decrease) through net exchange differences, other provisions	0	0
Balance at the ending of the year	8,225	9,910
Current	0	0
Non-current	R$ 8,225	R$ 9,910